Pensions and Other Employee Benefits - Effect of One Percentage Point Change in Assumed Health Care Cost Trend Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Defined Benefit Pension Plans And Defined Benefit Postretirement Plans Disclosure [Abstract]
Effect of one percentage point increase on total service and interest cost	$ 1
Effect of one percentage point decrease on total service and interest cost
Effect of one percentage point increase on postretirement benefit obligations	9
Effect of one percentage point decrease on postretirement benefit obligations	$ (7)